Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Profit/(loss) for the year	$ (20,152)	$ 150,950	$ 138,709
Adjustments for:
Depreciation	105,140	104,900	98,472
Impairment loss	93,438	8,674	142
Loss/(gain) on disposal of vessels	184	(8,196)	1,033
Financial costs	5,043	4,830	67,060
Financial income	(86)	(190)	(7,612)
Gain on derivatives (excluding realized gain on forward foreign exchange contracts held for trading)			(1,447)
Share-based compensation			1,357
Adjusted profit	183,567	260,968	297,714
(Increase)/decrease in trade and other receivables	(3,576)	11,003	(13,590)
(Increase)/decrease in inventories	(1,919)	187	(18)
Change in related parties, net	9,991	5,321	(17,530)
(Increase)/decrease in prepayments and other current assets	1,538	1,720	(2,314)
(Increase)/decrease in other non-current assets	409	506	(1,833)
Decrease in other non-current liabilities	(94)	(93)	(1,111)
Increase/(decrease) in trade accounts payable	(4,804)	(178)	4,349
(Decrease)/increase in other payables and accruals	6,580	(9,538)	(3,269)
Net cash provided by operating activities	191,692	269,896	262,398
Cash flows from investing activities:
Proceeds from sale of vessels and sale and leaseback, net	51,500	148,220	137,188
Payments for tangible fixed assets additions	(16,095)	(8,477)	(15,169)
Payments for right-of-use assets	(191)	(614)	(5,525)
Financial income received	86	248	7,943
Purchase of short-term cash deposits			(58,000)
Maturity of short-term cash deposits			83,000
Net cash provided by investing activities	35,300	139,377	149,437
Cash flows from financing activities:
Borrowings' repayments			(217,070)
Principal elements of lease payments	(42,779)	(33,863)	(23,103)
Interest paid	(5,043)	(4,830)	(69,791)
Payment of loan issuance costs, net		(33)	359
Proceeds from interest rate swaps termination			3,488
Distributions paid (including common and preference)	(130,220)	(226,443)	(292,259)
Return of capital contributions	(51,500)	(148,220)
Net cash used in financing activities	(229,542)	(413,389)	(598,376)
Effects of exchange rate changes on cash and cash equivalents			306
Decrease in cash and cash equivalents	(2,550)	(4,116)	(186,235)
Cash and cash equivalents, beginning of the year	7,771	11,887	198,122
Cash and cash equivalents, end of the year	$ 5,221	$ 7,771	$ 11,887